DEBT - Senior Secrured Convertible Notes - Table (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	May 21, 2019	Dec. 31, 2018
Debt
Carrying amount	$ 2,062,249		$ 7,483,847
Senior Secured Convertible Notes
Debt
Note Principal Amount		$ 2,415,000
Original Issue Discount		(465,000)
Debt issuance costs		(13,969)
Carrying amount		1,894,633
Accretion of the original issue discount	152,459
Senior Secured Convertible Notes | Embedded Redemption Feature
Debt
Fair value of embedded derivative	$ (42,073)	$ (41,398)